CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2017	$ 575	$ 177,434	$ (132,944)	$ 45,065
Share-based compensation to employees and service providers			2,678	2,678
Issuance of ordinary shares	190	41,712		41,902
Exercise of options into ordinary shares	2	359		361
Comprehensive loss				(38,820)
Balance at end of period at Dec. 31, 2018	767	219,505	(169,086)	51,186
Share-based compensation to employees and service providers			3,027	3,027
Issuance of ordinary shares	195	47,893		48,088
Exercise of options into ordinary shares		5		5
Comprehensive loss			(42,304)	(42,304)
Balance at end of period at Dec. 31, 2019	962	267,403	(208,363)	60,002
Share-based compensation to employees and service providers			4,202	4,202
Issuance of ordinary shares	84	23,783		23,867
Exercise of options into ordinary shares		52		52
Share-based compensation in consideration for intangible assets	8	1,906		1,914
Comprehensive loss			(76,173)	(76,173)
Balance at end of period at Dec. 31, 2020	$ 1,054	$ 293,144	$ (280,334)	$ 13,864